Stockholders' equity - Summary of Changes in Accumulated Other Comprehensive Income by Item Explanatory (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	¥ (376,063)
Ending Balance	(566,447)	¥ (376,063)
Changes in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(75,292)	(9,152)	¥ 27,412
Other comprehensive income attributable to Sony Group Corporation's stockholders	(12,531)	(53,814)	(36,862)
Transfer to retained earnings	29,508	(12,326)	298
Ending Balance	(58,315)	(75,292)	(9,152)
Changes in debt instruments measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(664,791)	39,845	859,037
Other comprehensive income attributable to Sony Group Corporation's stockholders	(681,515)	(704,636)	(819,192)
Ending Balance	(1,346,306)	(664,791)	39,845
Cash flow hedges [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	19,765	18,413	6,034
Other comprehensive income attributable to Sony Group Corporation's stockholders	(4,295)	1,352	12,379
Ending Balance	15,470	19,765	18,413
Remeasurement of defined benefit pension plans [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income attributable to Sony Group Corporation's stockholders	10,583	25,875	18,891
Transfer to retained earnings	(10,583)	(25,875)	(18,891)
Exchange differences on translating foreign operations [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	952,693	513,203	337,678
Other comprehensive income attributable to Sony Group Corporation's stockholders	(79,179)	439,490	175,525
Ending Balance	873,514	952,693	513,203
Insurance finance income (expenses) [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(620,238)	(1,183,634)	(1,911,350)
Other comprehensive income attributable to Sony Group Corporation's stockholders	568,291	563,396	727,716
Transfer to retained earnings	(8,738)
Ending Balance	(60,685)	(620,238)	(1,183,634)
Share of other comprehensive income of investments accounted for using the equity method [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	11,891	6,563	2,864
Other comprehensive income attributable to Sony Group Corporation's stockholders	(1,248)	5,348	3,699
Transfer to retained earnings	(1)	(20)
Ending Balance	10,642	11,891	6,563
Other [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(91)	192	336
Other comprehensive income attributable to Sony Group Corporation's stockholders	(676)	(283)	(144)
Ending Balance	(767)	(91)	192
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(376,063)	(614,570)	(677,989)
Other comprehensive income attributable to Sony Group Corporation's stockholders	(200,570)	276,728	82,012
Transfer to retained earnings	10,186	(38,221)	(18,593)
Ending Balance	¥ (566,447)	¥ (376,063)	¥ (614,570)